Deferred Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Disclosure of Deferred Taxation

	US Dollars
Figures in millions	2018	2017	2016

Deferred taxation relating to temporary differences is made up as follows:
Liabilities
Tangible assets	521	604	730
Inventories	37	33	31
Other	5	15	10
	563	652	771
Assets
Provisions	218	229	245
Tax losses	24	60	31
Other	6	4	3
	248	293	279
Net deferred taxation liability	315	359	492
Included in the statement of financial position as follows:
Deferred tax assets	—	4	4
Deferred tax liabilities	315	363	496
Net deferred taxation liability	315	359	492
The movement on the deferred tax balance is as follows:
Balance at beginning of year	359	492	513
Taxation of items included in income statement	(30)	(68)	(45)
Taxation on items included in other comprehensive income	5	(6)	2
Transfer to non-current assets and liabilities held for sale	—	(73)	—
Translation	(19)	14	22
Balance at end of year	315	359	492